Employee benefits - Changes in the defined benefit obligation and actuarial assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined benefit obligation and significant assumptions
Defined benefit obligation at beginning of the year	$ 3,968	$ 2,538
Net period cost charged to profit or loss:
Current service cost	6,518	425
Interest cost on benefit obligation	692	127
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions	(253)	432
Payments made	(179)	(71)
Conversion effect foreign currency	241	(67)
Others	0	584
Defined benefit obligation at end of the year	$ 10,987	$ 3,968
Discount rate	9.21%	7.84%	7.04%
Expected rate of salary increases	5.50%	5.50%	5.50%
Employee profit-sharing (Note 16)	$ 19,091	$ 21,017
General Zone
Remeasurement losses in other comprehensive income:
Annual increase in minimum salary	19.00%	19.00%
General Zone | MEXICO
Remeasurement losses in other comprehensive income:
Annual increase in minimum salary	19.00%
Border Zone
Remeasurement losses in other comprehensive income:
Annual increase in minimum salary	4.00%	4.50%	4.00%
Border Zone | MEXICO
Remeasurement losses in other comprehensive income:
Annual increase in minimum salary	4.00%
Employee profit sharing
Remeasurement losses in other comprehensive income:
Employee profit-sharing (Note 16)	$ 386	$ 12,686